UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Engines Advisors L.L.C
Address: 1804 Embarcadero Road
         Palo Alto, CA 94303

Form 13F File Number: 28-12703

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lewis E. Antone
Title: Acting Chief Compliance Officer
Phone: 650-565-4900

Signature, Place, and Date of Signing:

 /s/ Lewis E. Antone           Palo Alto, CA                11/10/2008
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  32
Form 13F Information Table Value Total:  67,698


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                             VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER     VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT   PRN  CALL  DSCRETN   MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                       COM          002824100      7363     127868   SH           Sole                              NONE
ADVANCED MEDICAL OPTICS INC       COM          00763M108        30       1715   SH           Sole                              NONE
ALLERGAN INC                      COM          018490102      3126      60692   SH           Sole                              NONE
ARCH CHEMICALS INC                COM          03937R102      2306      65316   SH           Sole                              NONE
ARCH COAL INC                     COM          039380100       676      20561   SH           Sole                              NONE
BANK OF AMERICA CORPORATION       COM          060505104         3         87   SH           Sole                              NONE
BEMIS INC                         COM          081437105      5518     210525   SH           Sole                              NONE
BON-TON STORES INC                COM          09776J101         3       1129   SH           Sole                              NONE
Carpenter Technology Corp Stock   COM          144285103      1877      73179   SH           Sole                              NONE
CHEVRON CORP NEW                  COM          166764100         6         77   SH           Sole                              NONE
COCA COLA ENTERPRISES INC         COM          191219104      8608     513324   SH           Sole                              NONE
COMMSCOPE INC                     COM          203372107        19        560   SH           Sole                              NONE
DOMINION RES INC VA NEW           COM          25746U109      8083     188937   SH           Sole                              NONE
E.I. du Pont de Nemours & Company COM          263534109       226       5610   SH           Sole                              NONE
EL PASO CORP                      COM          28336L109      1322     103641   SH           Sole                              NONE
EXXON MOBIL CORP                  COM          30231G102        12        161   SH           Sole                              NONE
FedEx Corporation                 COM          31428X106      3080      38966   SH           Sole                              NONE
GARDNER DENVER INC                COM          365558105       527      15177   SH           Sole                              NONE
General Growth Properties, Inc    COM          370021107       168      11149   SH           Sole                              NONE
GOODYEAR TIRE & RUBR CO           COM          382550101       150       9808   SH           Sole                              NONE
HOSPIRA INC                       COM          441060100      4151     108660   SH           Sole                              NONE
NATCO GROUP INC                   COM          63227W203        58       1455   SH           Sole                              NONE
NATIONAL GRID PLC                 SPON ADR NEW 636274300     17124     266643   SH           Sole                              NONE
OLD DOMINION FGHT LINES INC       COM          679580100      1559      54995   SH           Sole                              NONE
OLIN CORP                         COM PAR $1   680665205       235      12102   SH           Sole                              NONE
PEROT SYS CORP                    COM          714265105       464      26721   SH           Sole                              NONE
STANDARD REGISTER CO              COM          853887107        92       9380   SH           Sole                              NONE
SUN LIFE FINL INC                 COM          866796105        33        935   SH           Sole                              NONE
SUNOCO INC                        COM          86764P109         4        120   SH           Sole                              NONE
The Mosaic Company                COM          61945A107       131       1920   SH           Sole                              NONE
TITAN INTL INC ILL                COM          88830M102       594      27870   SH           Sole                              NONE
VALASSIS COMMUNICATIONS INC       COM          918866104       148      17146   SH           Sole                              NONE